Label	Element	Value
Risk/Return	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2023
Prospectus Date	rr_ProspectusDate	Apr. 01, 2023
ACR Multi-Strategy Quality Return (MQR) Fund | Class I Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MQRIX
ACR International Quality Return (IQR) Fund | Class I Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IQRIX